Expense Example - CM Advisors Fixed Income Fund - CM Advisors Fixed Income Fund	Jun. 29, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 90
Expense Example, with Redemption, 3 Years	427
Expense Example, with Redemption, 5 Years	788
Expense Example, with Redemption, 10 Years	$ 1,805